UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

QS GLOBAL MARKET NEUTRAL FUND

FORM N-Q

JUNE 30, 2016

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited)	June 30, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 92.4%
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 1.7%
American Axle & Manufacturing Holdings Inc.	1,859	$26,918	*(a)
Lear Corp.	127	12,924	(a)
Tenneco Inc.	337	15,708	*(a)
Unipres Corp.	1,700	27,260	(b)
Visteon Corp.	345	22,704	(a)

Total Auto Components		105,514

Automobiles - 1.1%
Fuji Heavy Industries Ltd.	500	17,116	(b)
Renault SA	195	14,859	(b)
Suzuki Motor Corp.	1,400	37,783	(b)

Total Automobiles		69,758

Distributors - 0.3%
Inchcape PLC	2,472	20,749	(a)(b)

Hotels, Restaurants & Leisure - 3.0%
Autogrill SpA	1,775	14,350	(b)
BJ’s Restaurants Inc.	342	14,990	*(a)
Carnival Corp.	864	38,189	(a)
Darden Restaurants Inc.	275	17,418	(a)
Domino’s Pizza Group PLC	6,861	30,537	(b)
Restaurant Brands International Inc.	900	37,464	(a)
Unibet Group PLC, SDR	3,510	32,110	(b)

Total Hotels, Restaurants & Leisure		185,058

Household Durables - 2.0%
Barratt Developments PLC	4,364	23,898	(a)(b)
Bellway PLC	1,022	25,839	(a)(b)
Forbo Holding AG, Registered Shares	24	28,509	*(b)
Persimmon PLC	1,355	26,442	(a)(b)
Taylor Wimpey PLC	11,979	21,403	(a)(b)

Total Household Durables		126,091

Internet & Catalog Retail - 0.6%
Start Today Co., Ltd.	700	37,196	(b)

Leisure Products - 0.8%
Smith & Wesson Holding Corp.	1,741	47,320	*(a)

Media - 0.7%
Daily Mail & General Trust PLC, Class A Shares	1,606	12,802	(a)(b)
Mediaset Espana Comunicacion SA	1,176	13,168	(b)
Mediaset SpA	4,935	17,371	(b)

Total Media		43,341

Multiline Retail - 0.6%
Dollarama Inc.	500	34,909

Specialty Retail - 4.5%
Adastria Co., Ltd.	800	31,505	(b)
American Eagle Outfitters Inc.	1,283	20,438	(a)
Children’s Place Inc.	266	21,328	(a)
Express Inc.	1,593	23,114	*(a)
Foot Locker Inc.	300	16,458	(a)
Francesca’s Holdings Corp.	3,358	37,106	*(a)
JB Hi-Fi Ltd.	857	15,495	(b)
JD Sports Fashion PLC	826	12,728	(b)
Kingfisher PLC	2,819	12,168	(a)(b)
Pier 1 Imports Inc.	2,830	14,546	(a)
United Arrows Ltd.	1,100	31,827	(b)
Urban Outfitters Inc.	509	13,998	*(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Specialty Retail - (continued)
WH Smith PLC	1,161	$24,633	(b)

Total Specialty Retail		275,344

Textiles, Apparel & Luxury Goods - 0.7%
Michael Kors Holdings Ltd.	817	40,425	*(a)

TOTAL CONSUMER DISCRETIONARY		985,705

CONSUMER STAPLES - 6.4%
Beverages - 0.5%
Coca-Cola HBC AG, Class DI Shares	1,630	32,876	*(b)

Food & Staples Retailing - 2.9%
Axfood AB	1,240	23,720	(b)
Koninklijke Ahold Delhaize NV, ADR	800	21,008	(a)
Koninklijke Ahold NV	1,520	33,802	(b)
Matsumotokiyoshi Holdings Co., Ltd.	700	33,996	(b)
Metro AG	549	16,795	(b)
Metro Inc.	700	24,387	(a)
William Morrison Supermarkets PLC	8,678	21,768	(a)(b)

Total Food & Staples Retailing		175,476

Food Products - 1.6%
Dean Foods Co.	1,181	21,364	(a)
Nippon Suisan Kaisha Ltd.	7,600	38,825	(b)
Premium Brands Holdings Corp.	900	37,896

Total Food Products		98,085

Household Products - 0.6%
Reckitt Benckiser Group PLC	367	36,922	(a)(b)

Personal Products - 0.2%
Blackmores Ltd.	129	12,746	(b)

Tobacco - 0.6%
Imperial Brands PLC	714	38,759	(a)(b)

TOTAL CONSUMER STAPLES		394,864

ENERGY - 7.8%
Energy Equipment & Services - 2.6%
Ensign Energy Services Inc.	2,800	15,713
Fugro NV, CVA	1,952	34,423	*(b)
Noble Corp. PLC	1,685	13,884	(a)
Petrofac Ltd.	3,485	36,219	(a)(b)
Rowan Cos. PLC, Class A Shares	1,246	22,004	(a)
Unit Corp.	2,266	35,259	*(a)

Total Energy Equipment & Services		157,502

Oil, Gas & Consumable Fuels - 5.2%
Caltex Australia Ltd.	1,376	32,875	(b)
Idemitsu Kosan Co., Ltd.	1,800	38,812	(b)
JX Holdings Inc.	8,000	31,087	(b)
Koninklijke Vopak NV	747	37,416	(b)
Parex Resources Inc.	5,000	48,415	*
Saras SpA	22,359	38,740	(b)
Showa Shell Sekiyu KK	3,400	31,592	(b)
Tesoro Corp.	349	26,147	(a)
TonenGeneral Sekiyu KK	4,000	36,322	(b)

Total Oil, Gas & Consumable Fuels		321,406

TOTAL ENERGY		478,908

FINANCIALS - 13.4%
Banks - 3.0%
Bank Hapoalim B.M.	6,273	31,664	(b)
Bank Leumi Le-Israel	6,822	24,055	*(b)
Bank of Nova Scotia	800	39,203	(a)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Banks - (continued)
Canadian Imperial Bank of Commerce	400	$30,044	(a)
Chiba Bank Ltd.	3,000	14,150	(b)
Great Western Bancorp Inc.	1,381	43,557	(a)

Total Banks		182,673

Capital Markets - 1.3%
American Capital Ltd.	1,673	26,484	*
Bank of New York Mellon Corp.	929	36,092	(a)
SBI Holdings Inc.	1,800	17,797	(b)

Total Capital Markets		80,373

Consumer Finance - 1.2%
Capital One Financial Corp.	584	37,090	(a)
Cash America International Inc.	536	22,844	(a)
Discover Financial Services	294	15,756	(a)

Total Consumer Finance		75,690

Insurance - 5.0%
AXA SA	1,659	33,329	(b)
Beazley PLC	7,278	35,359	(b)
Dai-ichi Life Insurance Co., Ltd.	1,500	16,631	(b)
Delta Lloyd NV	3,150	11,189	(b)
Hannover Rueck SE	380	39,706	(b)
MS&AD Insurance Group Holdings Inc.	1,000	25,754	(b)
Old Republic International Corp.	1,985	38,291	(a)
Sompo Japan Nipponkoa Holdings Inc.	900	23,840	(b)
T&D Holdings Inc.	3,200	27,017	(b)
Talanx AG	1,351	40,050	*(b)
Tokio Marine Holdings Inc.	500	16,540	(b)

Total Insurance		307,706

Real Estate Investment Trusts (REITs) - 1.0%
Goodman Group	7,365	39,260	(b)
Stockland	6,842	24,097	(b)

Total Real Estate Investment Trusts (REITs)		63,357

Real Estate Management & Development - 1.0%
Altisource Portfolio Solutions SA	1,007	28,035	*(a)
LendLease Group	3,696	35,051	(b)

Total Real Estate Management & Development		63,086

Thrifts & Mortgage Finance - 0.9%
BofI Holding Inc.	929	16,452	*(a)
Genworth MI Canada Inc.	1,500	38,477

Total Thrifts & Mortgage Finance		54,929

TOTAL FINANCIALS		827,814

HEALTH CARE - 5.4%
Biotechnology - 0.5%
Amgen Inc.	210	31,952	(a)

Health Care Equipment & Supplies - 0.9%
Hologic Inc.	918	31,763	*(a)
Masimo Corp.	441	23,159	*(a)

Total Health Care Equipment & Supplies		54,922

Health Care Providers & Services - 1.8%
Express Scripts Holding Co.	464	35,171	*(a)
Magellan Health Inc.	236	15,522	*(a)
Miraca Holdings Inc.	900	38,784	(b)
Rhoen-Klinikum AG	699	20,513	(b)

Total Health Care Providers & Services		109,990

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Life Sciences Tools & Services - 1.6%
Bruker BioSciences Corp.	642	$14,599	(a)
ICON PLC	552	38,646	*(a)
Lonza Group AG, Registered Shares	86	14,251	*(b)
PRA Health Sciences Inc.	736	30,735	*(a)

Total Life Sciences Tools & Services		98,231

Pharmaceuticals — 0.6%
Mylan NV	880	38,051	*(a)

TOTAL HEALTH CARE		333,146

INDUSTRIALS - 18.5%
Aerospace & Defense - 1.6%
BWX Technologies Inc.	576	20,603	(a)
CAE Inc.	1,500	18,124
Qinetiq Group PLC	11,884	35,599	(b)
Spirit AeroSystems Holdings Inc., Class A Shares	542	23,306	*(a)

Total Aerospace & Defense		97,632

Airlines - 3.6%
Air France-KLM	5,180	33,183	*(b)
Delta Air Lines Inc.	888	32,350	(a)
Deutsche Lufthansa AG, Registered Shares	2,418	28,151	(b)
Hawaiian Holdings Inc.	938	35,607	*(a)
JetBlue Airways Corp.	1,873	31,017	*(a)
Qantas Airways Ltd.	17,410	36,708	*(b)
Southwest Airlines Co.	645	25,290	(a)

Total Airlines		222,306

Building Products - 0.7%
Asahi Glass Co., Ltd.	5,000	27,022	(b)
Owens Corning	294	15,147	(a)

Total Building Products		42,169

Commercial Services & Supplies - 1.5%
Intrum Justitia AB	1,209	37,779	(b)
Mitie Group PLC	9,414	31,496	(b)
Transcontinental Inc., Class A Shares	1,800	24,395

Total Commercial Services & Supplies		93,670

Construction & Engineering - 4.0%
ACS, Actividades de Construccion y Servicios SA	1,092	29,922	(b)
CIMIC Group Ltd.	1,350	36,155	(b)
Hochtief AG	141	18,163	(b)
Penta-Ocean Construction Co., Ltd.	3,700	19,452	(b)
Skanska AB, Class B Shares	1,712	35,704	(b)
Tokyu Construction Co., Ltd.	4,300	38,926	(b)
Vinci SA	293	20,868	(b)
YIT OYJ	6,538	46,970	(b)

Total Construction & Engineering		246,160

Electrical Equipment - 1.7%
Fujikura Ltd.	3,000	13,760	(b)
GS Yuasa Corp.	8,000	30,471	(b)
Nexans SA	341	14,366	*(b)
Vestas Wind Systems A/S	636	43,162	(b)

Total Electrical Equipment		101,759

Machinery - 2.5%
Energy Recovery Inc.	2,626	23,345	*
Meidensha Corp.	4,000	12,924	(b)
Ryobi Ltd.	6,000	24,797	(b)
Schindler Holding AG	85	15,403	(b)
Takuma Co., Ltd.	2,000	17,672	(b)
Toro Co.	291	25,666	(a)
Wabash National Corp.	2,840	36,068	*(a)

Total Machinery		155,875

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Professional Services - 1.6%
Experian PLC	1,782	$33,848	(a)(b)
Meitec Corp.	1,000	33,794	(b)
WS Atkins PLC	1,735	30,853	(b)

Total Professional Services		98,495

Road & Rail - 0.4%
National Express Group PLC	5,874	23,161	(b)

Trading Companies & Distributors - 0.9%
Sumitomo Corp.	2,700	27,022	(b)
Wolseley PLC	550	28,504	(a)(b)

Total Trading Companies & Distributors		55,526

TOTAL INDUSTRIALS		1,136,753

INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 2.0%
Brocade Communications Systems Inc.	3,834	35,196	(a)
Juniper Networks Inc.	1,547	34,792	(a)
Motorola Solutions Inc.	482	31,798	(a)
Sonus Networks Inc.	2,151	18,692	*(a)

Total Communications Equipment		120,478

Electronic Equipment, Instruments & Components - 1.0%
Orbotech Ltd.	669	17,093	*(a)
Sanmina Corp.	705	18,901	*(a)
ScanSource Inc.	652	24,196	*(a)

Total Electronic Equipment, Instruments & Components		60,190

Internet Software & Services - 1.4%
CROOZ Inc.	1,200	23,321	(b)
NetEnt AB	1,680	16,617	*(b)
Rightmove PLC	255	12,431	(a)(b)
Web.com Group Inc.	1,987	36,124	*

Total Internet Software & Services		88,493

IT Services - 1.0%
Genpact Ltd.	562	15,084	*(a)
Leidos Holdings Inc.	619	29,631	(a)
NET One Systems Co., Ltd.	3,200	18,385	(b)

Total IT Services		63,100

Semiconductors & Semiconductor Equipment - 2.4%
NeoPhotonics Corp.	2,253	21,471	*(a)
Photronics Inc.	3,179	28,325	*(a)
SMA Solar Technology AG	572	28,073	(b)
Tessera Technologies Inc.	492	15,075	(a)
Tower Semiconductor Ltd.	1,877	22,732	*(b)
Ulvac Inc.	1,100	33,503	(b)

Total Semiconductors & Semiconductor Equipment		149,179

Software - 3.2%
Check Point Software Technologies Ltd.	146	11,633	*(a)
Citrix Systems Inc.	219	17,540	*(a)
NICE Systems Ltd.	501	31,459	(b)
Nuance Communications Inc.	1,992	31,135	*(a)
Open Text Corp.	300	17,748	(a)
Oracle Corp. Japan	300	15,967	(b)
Sage Group PLC	4,117	35,803	(a)(b)
Software AG	1,029	34,910	(b)

Total Software		196,195

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - 0.3%
Apple Inc.	206	$19,694	(a)

TOTAL INFORMATION TECHNOLOGY		697,329

MATERIALS - 9.7%
Chemicals - 2.6%
Covestro AG	494	22,012	(b)(c)
Johnson Matthey PLC	706	26,725	(a)(b)
Mitsubishi Chemical Holdings Corp.	6,900	31,470	(b)
Sika AG	9	37,649	(b)
Sumitomo Chemical Co., Ltd.	6,000	24,605	(b)
Trinseo SA	463	19,877	*(a)

Total Chemicals		162,338

Containers & Packaging - 1.4%
Amcor Ltd.	3,367	37,655	(b)
Intertape Polymer Group Inc.	1,600	26,106
Orora Ltd.	11,751	24,334	(b)

Total Containers & Packaging		88,095

Metals & Mining - 4.2%
APERAM	651	22,944	(b)
Bekaert NV	587	25,340	(b)
Daido Steel Co., Ltd.	6,000	20,457	(b)
Lonmin PLC	7,340	18,738	*(b)
OZ Minerals Ltd.	4,853	20,637	(b)
Sanyo Special Steel Co., Ltd.	8,000	35,500	(b)
Schnitzer Steel Industries Inc., Class A Shares	1,387	24,411
TimkenSteel Corp.	3,289	31,640	(a)
Vedanta Resources PLC	5,366	29,858	(b)
Yamana Gold Inc.	5,100	26,520	(a)

Total Metals & Mining		256,045

Paper & Forest Products - 1.5%
Holmen AB, Class B Shares	480	15,345	(b)
Oji Holdings Corp.	9,000	34,515	(b)
UPM-Kymmene OYJ	2,277	41,742	(b)

Total Paper & Forest Products		91,602

TOTAL MATERIALS		598,080

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.6%
Nippon Telegraph & Telephone Corp.	800	37,555	(b)

Wireless Telecommunication Services - 1.1%
KDDI Corp.	1,300	39,574	(b)
NTT DoCoMo Inc., ADR	1,000	27,010	(a)

Total Wireless Telecommunication Services		66,584

TOTAL TELECOMMUNICATION SERVICES		104,139

UTILITIES - 2.2%
Electric Utilities - 0.2%
Genesis Energy Ltd.	6,842	10,460	(b)

Independent Power and Renewable Electricity Producers - 1.1%
NRG Yield Inc., Class A Shares	2,491	37,913	(a)
TransAlta Renewables Inc.	3,100	32,057

Total Independent Power and Renewable Electricity Producers		69,970

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY		SHARES	VALUE
Multi-Utilities - 0.9%
E.ON SE		1,764	$17,648	(b)
National Grid PLC		2,649	38,955	(a)(b)

Total Multi-Utilities			56,603

TOTAL UTILITIES			137,033

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $5,712,019)			5,693,771

	RATE
SHORT-TERM INVESTMENTS - 11.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $726,877)	0.238%	726,877	726,877

TOTAL INVESTMENTS - 104.2% (Cost - $6,438,896#)			6,420,648
Liabilities in Excess of Other Assets - (4.2)%			(257,358)

TOTAL NET ASSETS - 100.0%			$6,163,290

*	Non-income producing security.

(a)	All or a portion of this security is held at broker as collateral for open securities sold short.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVA	— Certificaaten van aandelen (Share Certificates)
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipts

SECURITIES SOLD SHORT‡ - (92.9)%
CONSUMER DISCRETIONARY - (14.3)%
Auto Components - (0.2)%
NGK Spark Plug Co., Ltd.	(900)	(13,542	)(b)

Automobiles - (0.6)%
Volkswagen AG	(215)	(25,840	)(b)
Yamaha Motor Co., Ltd.	(900)	(13,629	)(b)

Total Automobiles		(39,469)

Diversified Consumer Services - (0.6)%
Houghton Mifflin Harcourt Co.	(779)	(12,176	)*
LifeLock Inc.	(1,445)	(22,845	)*

Total Diversified Consumer Services		(35,021)

Hotels, Restaurants & Leisure - (4.3)%
Buffalo Wild Wings Inc.	(81)	(11,255	)*
Chipotle Mexican Grill Inc.	(35)	(14,097	)*

ClubCorp Holdings Inc.	(2,364)	(30,732)
Crown Resorts Ltd.	(3,561)	(33,692	)(b)
Greene King PLC	(2,420)	(25,261	)(b)
H.I.S. Co., Ltd.	(1,100)	(35,421	)(b)
Kona Grill Inc.	(942)	(10,098	)*
MGM Resorts International	(715)	(16,181	)*
NH Hotel Group S.A.	(3,550)	(15,101	)*(b)
Whitbread PLC	(526)	(24,585	)(b)
Wynn Resorts Ltd.	(286)	(25,923)
Yoshinoya Holdings Co., Ltd.	(1,700)	(23,134	)(b)

Total Hotels, Restaurants & Leisure		(265,480)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Household Durables - (0.3)%
TomTom NV	(2,033)	$(15,778	)*(b)

Internet & Catalog Retail - (1.0)%
Ocado Group PLC	(3,099)	(9,550	)*(b)
Rakuten Inc.	(2,900)	(31,278	)(b)
Yoox Net-A-Porter Group SpA	(984)	(22,842	)*(b)

Total Internet & Catalog Retail		(63,670)

Media - (2.4)%
EW Scripps Co., Class A Shares	(1,828)	(28,956	)*
Modern Times Group MTG AB, Class B Shares	(1,029)	(27,194	)(b)
Pearson PLC	(2,734)	(35,657	)(b)
ProSiebenSat.1 Media SE	(603)	(26,330	)(b)
Schibsted ASA, Class B Shares	(1,055)	(30,198	)(b)

Total Media		(148,335)

Multiline Retail - (1.3)%
Hudson’s Bay Co.	(2,600)	(31,374)
Isetan Mitsukoshi Holdings Ltd.	(3,200)	(28,383	)(b)
Marui Group Co., Ltd.	(1,700)	(22,812	)(b)

Total Multiline Retail		(82,569)

Specialty Retail - (1.8)%
Dufry AG, Registered Shares	(296)	(35,526	)*(b)
Fast Retailing Co., Ltd.	(100)	(26,810	)(b)
Hennes & Mauritz AB, Class B Shares	(941)	(27,577	)(b)
Sports Direct International PLC	(5,068)	(22,201	)*(b)

Total Specialty Retail		(112,114)

Textiles, Apparel & Luxury Goods - (1.8)%
Compagnie Financiere Richemont SA, Registered Shares	(410)	(24,052	)(b)
Luxottica Group SpA	(370)	(18,028	)(b)
Onward Holdings Co., Ltd.	(4,000)	(24,783	)(b)
Swatch Group AG	(51)	(14,826	)(b)
Under Armour Inc., Class A Shares	(352)	(14,126	)*
Under Armour Inc., Class C Shares	(354)	(12,904	)*

Total Textiles, Apparel & Luxury Goods		(108,719)

TOTAL CONSUMER DISCRETIONARY		(884,697)

CONSUMER STAPLES - (6.1)%
Beverages - (1.5)%
Anheuser-Busch InBev SA/NV	(254)	(33,388	)(b)
Coca-Cola East Japan Co., Ltd.	(1,600)	(30,544	)(b)
Pernod Ricard SA	(260)	(28,961	)(b)

Total Beverages		(92,893)

Food & Staples Retailing - (1.8)%
Aeon Co., Ltd.	(1,500)	(23,239	)(b)
COSMOS Pharmaceutical Corp.	(200)	(40,114	)(b)
Distribuidora Internacional de Alimentacion SA	(5,945)	(34,920	)(b)
Jean Coutu Group PJC Inc., Class A Shares	(800)	(12,384)

Total Food & Staples Retailing		(110,657)

Food Products - (2.1)%
CALBEE Inc.	(200)	(8,302	)(b)
Dairy Crest Group PLC	(1,724)	(12,348	)(b)
GrainCorp Ltd., Class A Shares	(2,813)	(18,209	)(b)
Kewpie Corp.	(1,000)	(31,681	)(b)
Marine Harvest ASA	(1,839)	(30,933	)*(b)
SunOpta Inc.	(6,441)	(26,988	)*

Total Food Products		(128,461)

Household Products - (0.2)%
PZ Cussons PLC	(2,619)	(11,509	)(b)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Tobacco - (0.5)%
Reynolds American Inc.	(613)	$(33,059)

TOTAL CONSUMER STAPLES		(376,579)

ENERGY - (9.4)%
Energy Equipment & Services - (0.4)%
Tenaris SA	(1,960)	(26,778)

Oil, Gas & Consumable Fuels - (9.0)%
AltaGas Ltd.	(800)	(19,443)
Anadarko Petroleum Corp.	(340)	(18,105)
Cheniere Energy Inc.	(745)	(27,975	)*
Concho Resources Inc.	(346)	(41,267	)*
EQT Corp.	(479)	(37,089)
Genesis Energy LP	(334)	(12,816)
Golar LNG Ltd.	(602)	(9,331)
Gulfport Energy Corp.	(1,053)	(32,917	)*
Kelt Exploration Ltd.	(5,000)	(18,306	)*
Kosmos Energy LLC	(4,210)	(22,944	)*
Lundin Petroleum AB	(1,254)	(22,671	)*(b)
Memorial Resource Development Corp.	(2,697)	(42,828	)*
MPLX LP	(428)	(14,394)
NGL Energy Partners LP	(1,636)	(31,608)
Nippon Gas Co., Ltd.	(1,100)	(23,769	)(b)
Pembina Pipeline Corp.	(1,000)	(30,388)
Plains GP Holdings LP, Class A Shares	(1,985)	(20,704)
PrairieSky Royalty Ltd.	(800)	(15,183)
RSP Permian Inc.	(485)	(16,922	)*
Santos Ltd.	(7,041)	(24,845	)(b)
Synergy Resources Corp.	(2,760)	(18,382	)*
TORC Oil & Gas Ltd.	(2,900)	(18,406)
Tourmaline Oil Corp.	(1,200)	(31,589	)*

Total Oil, Gas & Consumable Fuels		(551,882)

TOTAL ENERGY		(578,660)

FINANCIALS - (13.5)%
Banks - (3.1)%
Ameris Bancorp	(441)	(13,098)
Banco Popular Espanol SA	(8,608)	(11,216	)(b)
Bank of Queensland Ltd.	(3,396)	(27,053	)(b)
Banner Corp.	(404)	(17,186)
HSBC Holdings PLC	(3,464)	(21,640	)(b)
Jyske Bank A/S, Registered Shares	(702)	(26,785	)(b)
Standard Chartered PLC	(4,573)	(34,784	)(b)
Svenska Handelsbanken AB, Class A Shares	(1,434)	(17,346	)(b)
Unione di Banche Italiane SpA	(7,635)	(21,414	)(b)

Total Banks		(190,522)

Capital Markets - (2.7)%
Aberdeen Asset Management PLC	(6,267)	(24,219	)(b)
Credit Suisse Group AG, Registered Shares	(1,827)	(19,290	)*
Hargreaves Lansdown PLC	(1,608)	(26,758	)(b)
ICAP PLC	(3,581)	(20,129	)(b)
Nihon M&A Center Inc.	(500)	(32,249	)(b)
Oaktree Capital Group LLC	(580)	(25,961)
Och-Ziff Capital Management Group LLC, Class A Shares	(4,862)	(18,475)

Total Capital Markets		(167,081)

Consumer Finance - (1.6)%
Aiful Corp.	(9,200)	(27,007	)*(b)
Orient Corp.	(16,500)	(29,875	)*(b)
Provident Financial PLC	(590)	(18,237	)(b)
Santander Consumer USA Holdings Inc.	(2,510)	(25,928	)*

Total Consumer Finance		(101,047)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Diversified Financial Services - (0.5)%
Deutsche Boerse AG	(351)	$(28,739	)(b)

Insurance - (1.4)%
Hiscox Ltd.	(863)	(11,901	)(b)
Japan Post Holdings Co. Ltd.	(900)	(10,896	)(b)
Lancashire Holdings Ltd.	(2,180)	(17,077	)(b)
Mapfre SA	(5,252)	(11,614	)(b)
Willis Towers Watson PLC	(272)	(33,812)

Total Insurance		(85,300)

Real Estate Investment Trusts (REITs) - (3.8)%
Activia Properties Inc.	(6)	(31,665	)(b)
Cofinimmo	(142)	(16,747	)(b)
Equinix Inc.	(95)	(36,834)
Gramercy Property Trust	(1)	(5)
Japan Hotel REIT Investment Corp.	(19)	(15,972	)(b)
Japan Logistics Fund Inc.	(12)	(27,889	)(b)
Japan Real Estate Investment Corp.	(4)	(24,619	)(b)
Merlin Properties Socimi SA	(2,204)	(23,306	)(b)
QTS Realty Trust Inc., Class A Shares	(481)	(26,926)
Rexford Industrial Realty Inc.	(1,387)	(29,252)

Total Real Estate Investment Trusts (REITs)		(233,215)

Real Estate Management & Development - (0.4)%
Capital & Counties Properties PLC	(6,001)	(23,873	)(b)

TOTAL FINANCIALS		(829,777)

HEALTH CARE - (5.4)%
Health Care Equipment & Supplies - (3.2)%
DexCom Inc.	(162)	(12,852	)*
Endologix Inc.	(3,431)	(42,750	)*
Getinge AB, Class B Shares	(1,406)	(28,876	)(b)
Hogy Medical Co., Ltd.	(400)	(27,770	)(b)
Integer Holdings Corp.	(365)	(11,290	)*
Medtronic PLC	(300)	(26,031)
Nevro Corp.	(238)	(17,555	)*
Spectranetics Corp.	(1,647)	(30,815	)*

Total Health Care Equipment & Supplies		(197,939)

Health Care Providers & Services - (1.3)%
HealthEquity Inc.	(1,071)	(32,542	)*
Healthscope Ltd.	(14,291)	(30,603	)(b)
Sonic Healthcare Ltd.	(827)	(13,369	)(b)

Total Health Care Providers & Services		(76,514)

Health Care Technology - (0.2)%
athenahealth Inc.	(98)	(13,525	)*

Pharmaceuticals - (0.7)%
Chugai Pharmaceutical Co., Ltd.	(900)	(31,976	)(b)
Medicines Co.	(330)	(11,098	)*

Total Pharmaceuticals		(43,074)

TOTAL HEALTH CARE		(331,052)

INDUSTRIALS - (19.0)%
Aerospace & Defense - (2.0)%
Cobham PLC	(9,133)	(19,160	)(b)
Cubic Corp.	(779)	(31,285)
KLX Inc.	(381)	(11,811	)*
MacDonald Dettwiler & Associates Ltd.	(400)	(26,091)
Zodiac Aerospace	(1,494)	(35,155	)(b)

Total Aerospace & Defense		(123,502)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Air Freight & Logistics - (0.6)%
Bolloré	(3,442)	(11,743	)(b)
TNT Express NV	(2,309)	(24,037	)*(b)

Total Air Freight & Logistics		(35,780)

Airlines - (0.3)%
easyJet PLC	(1,400)	(20,336	)(b)

Building Products - (0.5)%
Okabe Co., Ltd.	(4,200)	(29,803	)(b)

Commercial Services & Supplies - (1.7)%
Clean Harbors Inc.	(317)	(16,519	)*
dorma+kaba Holding AG, Class B Shares	(39)	(27,209	)(b)
G4S PLC	(8,167)	(20,217	)(b)
Stericycle Inc.	(242)	(25,197	)*
Team Inc.	(679)	(16,860	)*

Total Commercial Services & Supplies		(106,002)

Construction & Engineering - (1.4)%
Kyowa Exeo Corp.	(1,500)	(18,625	)(b)
Primoris Services Corp.	(1,400)	(26,502)
SHO-BOND Holdings Co., Ltd.	(500)	(22,637	)(b)
WSP Global Inc.	(600)	(18,354)

Total Construction & Engineering		(86,118)

Electrical Equipment - (0.8)%
Mabuchi Motor Co., Ltd.	(300)	(12,595	)(b)
Nidec Corp.	(500)	(37,740	)(b)

Total Electrical Equipment		(50,335)

Industrial Conglomerates - (0.3)%
DCC PLC	(178)	(15,651	)(b)

Machinery - (4.5)%
Burckhardt Compression Holding AG	(54)	(16,797	)(b)
DMG Mori AG	(647)	(30,404	)(b)
IMI PLC	(2,690)	(34,760	)(b)
Makita Corp.	(300)	(19,782	)(b)
Melrose Industries PLC	(1)	(2	)(b)
Minebea Co., Ltd.	(2,000)	(13,461	)(b)
Nachi-Fujikoshi Corp.	(9,000)	(27,309	)(b)
OC Oerlikon Corp. AG, Registered Shares	(1,683)	(14,753	)*(b)
Proto Labs Inc.	(276)	(15,886	)*
Rotork PLC	(4,175)	(11,986	)(b)
THK Co., Ltd.	(1,900)	(32,239	)(b)
Wartsila OYJ Abp	(719)	(29,424	)(b)
Weir Group PLC	(1,674)	(32,324	)(b)

Total Machinery		(279,127)

Professional Services - (2.0)%
ALS Ltd.	(7,989)	(29,523	)(b)
Bureau Veritas SA	(571)	(12,055	)(b)
Capita PLC	(2,094)	(26,896	)(b)
McMillan Shakespeare Ltd.	(3,229)	(33,191	)(b)
Recruit Holdings Co., Ltd.	(600)	(21,820	)(b)

Total Professional Services		(123,485)

Road & Rail - (1.7)%
Avis Budget Group Inc.	(681)	(21,948	)*
Genesee & Wyoming Inc., Class A Shares	(207)	(12,203	)*

Heartland Express Inc.	(1,185)	(20,607)
Nankai Electric Railway Co., Ltd.	(5,000)	(28,102	)(b)
Odakyu Electric Railway Co., Ltd.	(1,000)	(11,671	)(b)
Tokyu Corp.	(1,000)	(8,745	)(b)

Total Road & Rail		(103,276)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Trading Companies & Distributors - (2.3)%
MISUMI Group Inc.	(2,200)	$(39,399	)(b)
Monotaro Co., Ltd.	(1,000)	(32,695	)(b)
Rush Enterprises Inc., Class A Shares	(1,520)	(32,756	)*
Travis Perkins PLC	(999)	(19,986	)(b)
Wajax Corp.	(1,500)	(17,392)

Total Trading Companies & Distributors		(142,228)

Transportation Infrastructure - (0.9)%
BBA Aviation PLC	(7,805)	(23,120	)(b)
Macquarie Infrastructure Corp.	(420)	(31,101)

Total Transportation Infrastructure		(54,221)

TOTAL INDUSTRIALS		(1,169,864)

INFORMATION TECHNOLOGY - (11.0)%
Communications Equipment - (1.0)%
Nokia OYJ	(5,486)	(31,215	)(b)
ViaSat Inc.	(402)	(28,703	)*

Total Communications Equipment		(59,918)

Electronic Equipment, Instruments & Components - (2.8)%
Badger Meter Inc.	(398)	(29,066)
Horiba Ltd.	(300)	(13,117	)(b)
Mesa Laboratories Inc.	(260)	(31,980)
National Instruments Corp.	(564)	(15,454)
TDK Corp.	(500)	(27,860	)(b)
Topcon Corp.	(2,500)	(24,521	)(b)
Yaskawa Electric Corp.	(2,400)	(31,092	)(b)

Total Electronic Equipment, Instruments & Components		(173,090)

Internet Software & Services - (1.6)%
Cimpress NV	(127)	(11,745	)*
Demandware Inc.	(323)	(24,193	)*
Envestnet Inc.	(785)	(26,148	)*
Just Eat PLC	(3,737)	(21,321	)*(b)
Yelp Inc.	(455)	(13,814	)*

Total Internet Software & Services		(97,221)

IT Services - (0.9)%
DH Corp.	(1,100)	(27,339)
GMO Payment Gateway Inc.	(200)	(11,389	)(b)
Paysafe Group PLC	(3,102)	(16,300	)*(b)

Total IT Services		(55,028)

Semiconductors & Semiconductor Equipment - (1.2)%
ams AG	(1,116)	(30,893	)(b)
Cavium Inc.	(461)	(17,795	)*
Lattice Semiconductor Corp.	(5,280)	(28,248	)*

Total Semiconductors & Semiconductor Equipment		(76,936)

Software - (2.5)%
Descartes Systems Group Inc.	(1,600)	(30,602	)*
Interactive Intelligence Group Inc.	(709)	(29,062	)*
Mobileye NV	(386)	(17,810	)*
NetSuite Inc.	(326)	(23,733	)*
Playtech PLC	(2,006)	(21,327	)(b)
Proofpoint Inc.	(322)	(20,315	)*
Temenos Group AG, Registered Shares	(268)	(13,350	)*(b)

Total Software		(156,199)

Technology Hardware, Storage & Peripherals - (1.0)%
Nimble Storage Inc.	(2,470)	(19,661	)*
Ricoh Co., Ltd.	(1,800)	(15,555	)(b)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Technology Hardware, Storage & Peripherals - (continued)
Seagate Technology PLC	(1,000)	$(24,360)

Total Technology Hardware, Storage & Peripherals		(59,576)

TOTAL INFORMATION TECHNOLOGY		(677,968)

MATERIALS - (9.4)%
Chemicals - (3.4)%
Air Liquide SA	(251)	(26,305	)(b)
Filtrona PLC	(2,500)	(17,161	)(b)
K&S AG, Registered Shares	(814)	(16,701	)(b)
LSB Industries Inc.	(1,079)	(13,034	)*
Nippon Paint Holdings Co., Ltd.	(1,500)	(36,843	)(b)
OCI NV	(881)	(12,028	)*(b)
Platform Specialty Products Corp.	(1,655)	(14,696	)*
Potash Corp. of Saskatchewan Inc.	(1,738)	(28,225)
Solvay SA	(320)	(29,746	)(b)
Victrex PLC	(661)	(13,332	)(b)

Total Chemicals		(208,071)

Construction Materials - (0.6)%
Italcementi SpA	(1,921)	(22,526	)*(b)
LafargeHolcim Ltd., Registered Shares	(325)	(13,457	)(b)

Total Construction Materials		(35,983)

Containers & Packaging - (0.4)%
Silgan Holdings Inc.	(478)	(24,598)

Metals & Mining - (4.7)%
Antofagasta PLC	(3,174)	(19,718	)(b)
Compass Minerals International Inc.	(227)	(16,841)
Fortuna Silver Mines Inc.	(2,800)	(19,570	)*
Franco-Nevada Corp.	(400)	(30,416)
Fresnillo PLC	(2,402)	(53,082	)(b)
MAG Silver Corp.	(1,900)	(23,957	)*
Osisko Gold Royalties Ltd.	(1,100)	(14,381)
Pretium Resources Inc.	(4,400)	(49,247	)*
Richmont Mines Inc.	(2,300)	(21,345	)*
Silver Wheaton Corp.	(600)	(14,123)
Voestalpine AG	(777)	(26,000	)(b)

Total Metals & Mining		(288,680)

Paper & Forest Products - (0.3)%
Interfor Corp.	(2,700)	(23,135	)*

TOTAL MATERIALS		(580,467)

TELECOMMUNICATION SERVICES - (2.0)%
Diversified Telecommunication Services - (1.4)%
Iliad SA	(135)	(27,442	)(b)
SFR Group SA	(979)	(24,781	)(b)
Swisscom AG, Registered Shares	(45)	(22,354	)(b)
Telecom Italia SpA	(12,733)	(10,446	)*(b)

Total Diversified Telecommunication Services		(85,023)

Wireless Telecommunication Services - (0.6)%
Drillisch AG	(417)	(15,988	)(b)
Tele2 AB, Class B Shares	(2,688)	(23,514	)(b)

Total Wireless Telecommunication Services		(39,502)

TOTAL TELECOMMUNICATION SERVICES		(124,525)

UTILITIES - (2.8)%
Electric Utilities - (1.0)%
Enel SpA	(1)	(1	)(b)
Fortum OYJ	(2,203)	(35,296	)(b)

See Notes to Schedule of Investments.

QS GLOBAL MARKET NEUTRAL FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Electric Utilities - (continued)
Westar Energy Inc.	(437)	$(24,511)

Total Electric Utilities		(59,808)

Gas Utilities - (0.8)%
APA Group	(4,772)	(33,055	)(b)
Spire Inc.	(255)	(18,064)

Total Gas Utilities		(51,119)

Independent Power and Renewable Electricity Producers - (0.3)%
Terraform Global Inc., Class A Shares	(6,179)	(20,144	)*

Water Utilities - (0.7)%
California Water Service Group	(1,140)	(39,820)

TOTAL UTILITIES		(170,891)

TOTAL SECURITIES SOLD SHORT (Proceeds - $(5,706,937))		(5,724,480)

*	Non-income producing security.

‡	Percentages indicated are based on net assets.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Market Neutral Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$455,957	$529,748	—	$985,705
Consumer Staples	104,655	290,209	—	394,864
Energy	161,422	317,486	—	478,908
Financials	372,325	455,489	—	827,814
Health Care	259,598	73,548	—	333,146
Industrials	310,918	825,835	—	1,136,753
Information Technology	424,128	273,201	—	697,329
Materials	128,554	469,526	—	598,080
Telecommunication Services	27,010	77,129	—	104,139
Utilities	69,970	67,063	—	137,033

Total Long-Term Investments	$2,314,537	$3,379,234	—	$5,693,771

Short-Term Investments†	726,877	—	—	726,877

Total Investments	$3,041,414	$3,379,234	—	$6,420,648

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$69,670	—	$69,670

Total	$3,041,414	$3,448,904	—	$6,490,318

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Securities Sold Short†:
Common Stocks:
Consumer Discretionary	$230,667	$654,030	—	$884,697
Consumer Staples	72,431	304,148	—	376,579
Energy	507,375	71,285	—	578,660
Financials	246,767	583,010	—	829,777
Health Care	198,458	132,594	—	331,052
Industrials	324,512	845,352	—	1,169,864
Information Technology	420,028	257,940	—	677,968
Materials	293,568	286,899	—	580,467
Telecommunication Services	—	124,525	—	124,525
Utilities	102,539	68,352	—	170,891

Total Securities Sold Short	$2,396,345	$3,328,135	—	$5,724,480

Forward Foreign Currency Contracts	—	$32,207	—	$32,207

Total	$2,396,345	$3,360,342	—	$5,756,687

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2016, securities valued at $3,379,234 and securities sold short valued at $3,328,135 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$306,447
Gross unrealized depreciation	(324,695)

Net unrealized depreciation	$(18,248)

At June 30, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	763,571	GBP	535,000	Bank of New York	7/22/16	$51,260
USD	1,035,848	JPY	110,000,000	Bank of New York	7/22/16	(29,917)
USD	364,133	CAD	465,000	Citibank N.A.	7/22/16	4,187
USD	284,661	AUD	385,000	Northern Trust Co.	7/22/16	(2,290)
USD	780,418	EUR	690,000	Northern Trust Co.	7/22/16	14,223

Total						$37,463

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016